J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.28

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
xxx	304671436	###	1100472	03/12/2025	Property	Final Reconciled Value is greater than original value used to calculate LTV/CLTV.	APPR 0052	3	1	Closed	Reviewer used purchase price per appraisal and cost of improvements per application, LTV based on value of $###. Appraised value $###.	03/20/2025	Low LTV/CLTV/HCLTV - LTV (using stated acquisition cost/improvements) 47.85%, up to 70% allowable for vacant property.;	03/19/2025 Appraisal photos along with commentary stating kitchen and bathrooms recently updated are sufficient to warrant the value adjustment of (##K) for completed improvements.	03/20/2025 Finding is cleared. Cash out refinance does not have a seasoning requirement. Appraiser noted improvements support increase in value, C3;Kitchen-updated-less than one year ago ;Bathrooms-updated-less than one year ago. Subject is not delayed financing.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304671436	###	1100476	03/12/2025	Credit	Seasoning Issue LTV Calculated from Appraisal Value	CRED 0019	3	1	Closed	Property was acquired (date), which is less than 180 days prior to the application date of (date). Per appraiser, the subject property was updated less than one year. Missing documented cost of improvements and settlement statement from purchase to verify acquisition costs and arm's length transaction. Appraisal Value (###,###) / Purchase Price(###,###), difference is (###,###). Per the application the cost of completed improvements since acquisition is (##,###)) indicating LTV would be based on a value of (###,###) - this is the value used by reviewer, pending verification of acquisition and improvement costs. LTV 47.85%. Though property was purchased in the past 12 months, the appraisal reflects it has not been listed in the past 12 months which indicates it may have been a non-arm's length purchase.

Per guidelines < 180 Days Seasoning, Use Lesser of Purchase Price + Documented Improvements or Appraised Value. If the property was acquired via any other means besides an arms-length purchase transaction, then the loan will require approval from the Credit Policy Team to utilize just the appraised value to determine the LTV and may be subject to a reduced leverage.	03/20/2025	Low LTV/CLTV/HCLTV - LTV (using stated acquisition cost/improvements) 47.85%, up to 70% allowable for vacant property.;	03/17/2025 Seller does not appear on borrower’s background report as any type of relative or known associate. No reason to conclude it was not arm’s length.

														Appraisal photos along with commentary stating kitchen and bathrooms recently updated are sufficient to warrant the value adjustment of (##K) for completed improvements.	03/20/2025 Finding is cleared. Cash out refinance does not have a seasoning requirement. Appraiser noted improvements support increase in value, C3;Kitchen-updated-less than one year ago; Bathrooms-updated-less than one year ago. Subject is not delayed financing.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304671436	###	1100488	03/12/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Missing Certificate of Good Standing. SOS is in the file reflecting the (entity) is active, but does not specifically note they are in good standing.	03/26/2025	Low LTV/CLTV/HCLTV - LTV (using stated acquisition cost/improvements) 47.85%, up to 70% allowable for vacant property.;	03/24/2025 COGS print date is (date); this is the active status. If it was not in good standing it would be identified as such.	03/25/2025 Investor clarified that SOS that confirms an entities active business is acceptable. 03/24/2025 Escalated to investor for review.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304639845	###	1100543	03/12/2025	Credit	Asset Documentation is Insufficient	CRED 0083	3	1	Closed	Missing 1031 Agreement and evidence the borrower is 100% owner of (entity) to support using 100% of the 1031 proceeds from the sale of this property. SOS in the file reflects the manager is (entity), no confirmation on (name) percentage of ownership in (entities).	03/20/2025	Low LTV/CLTV/HCLTV - LTV 50.00%, up to 80% acceptable; Verified credit history - FICO 774, minimum required 660;	03/20/2025 1031 03/19/2025 1031 agreement 03/14/2025 Business ownership docs	03/20/2025 Recd 1031 Agreement, addressed to borrower, which is executed by borrower as (title) of (entity).

(entity) Statement of Change reflects (entity) as agent and is executed by borrower. Articles of Organization, (entity), reflects borrower as (title) and (entity) as (title).

Articles of Organization, (entity), reflects borrower as (titles).

03/19/2025 - Investor accepts the documentation provided to satisfactorily document borrowers ownership of (entity), which is the owner of (entity).
03/20/2025 Recd (entity) Statement of Change,(entity), and Articles of Organization, (entity).
--Finding remains. Missing 1031 Agreement.
03/17/2025 Recd Articles of Organization, (entities).
															--Finding remains. Missing Operating Agreements, (entities). Also missing 1031 Agreement.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304641801	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
xxx	304665230	###	1101016	03/18/2025	Compliance	File Documentation is Incomplete	COMP 0047	3	2	Acknowledged	Insufficient entity documentation - loan closed in the name of (entity), and funds from this entity used for cash to close. File includes a certificate of filing with SOS in (year), Franchise Tax search from (month / year) and an LOE from the borrower stating they are the sole owner. No documentation in the file to verify ownership, no current evidence the (entity) is active, and no copy of the EIN from the (agency) for this entity.	Verified credit history - FICO 781, minimum required 700.; Established credit history - Credit history dates back to (year) with no reported lates.;	03/19/2025 Business shows active	03/21/2025 Investor Acknowledged Exception, Based on the filing the borrower is the only person associated with (entity) and we have recent documentation showing the business as active.
03/20/2025 Recd post-consummation dated Franchise Tax Account Status reflecting (entity) registration as active.
															--Finding remains. Missing verification of EIN and Operating Agreement, (entity).	Funded	C	B	C	B	C	B	C	B	C	B
xxx	304665230	###	1101030	03/18/2025	Compliance	Missing Final HUD-1	HUD 0001	3	1	Closed	Missing Final HUD-1/CD. The only CDs in the file is the preliminary CD from title for (address) and the seller's CD. No settlement statement reflecting the final buyer's side of the transaction provided. Reviewer used figures from the final 1003 for determining cash to close.	03/20/2025	Verified credit history - FICO 781, minimum required 700.; Established credit history - Credit history dates back to (year) with no reported lates.;	03/19/2025 Final CD	03/20/2025 Recd CD for subject transaction.	Funded	D	A	D	A	D	A	D	A	D	A
xxx	304665230	###	1101031	03/18/2025	Credit	Missing Source of Funds	CRED 0108	3	1	Closed	Borrower is using cash out proceeds from the refinance of (address, loan#) for both cash out and reserves. File provided does not include verification of these funds, reviewer used CD from that file.	03/20/2025	Verified credit history - FICO 781, minimum required 700.; Established credit history - Credit history dates back to (year) with no reported lates.;	03/19/2025 8808 Rainbow final CD	03/20/2025 Recd CD for concurrent refinance transaction to evidence funds of $48,856.18 to satisfy reserves.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304640552	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
xxx	304665231	###	1101033	03/18/2025	Credit	Missing Business Purpose Attestation	CRED 0112	3	2	Acknowledged	Missing Business Purpose Attestation. Guidelines require a business-purpose attestation is required for all cash-out transactions if they are to be considered out of scope for TILA.	Verified reserves - 6 months reserves required, borrower/(entity) is receiving 28.24 months reserves in cash out proceeds.; Established credit history - Credit history dates back to(year) with no reported lates.;	03/19/2025 Business attestation	03/21/2025 Investor Acknowledged Exception, The proceeds on (loan#) were used to complete the purchase related to (loan#).
03/20/2025 Recd borrower certification, (entity) is formed for the purpose of real estate investing.
															--Finding remains. Missing business purpose attestation confirming loan proceeds will be used for business purposes.	Funded	D	B	D	B	D	B	D	B	D	B
xxx	304665231	###	1101035	03/18/2025	Compliance	File Documentation is Incomplete	COMP 0047	3	2	Acknowledged	Insufficient entity documentation - loan closed in the name of (entity). File includes a certificate of filing with SOS in (year), Franchise Tax search from (month / year) and an LOE from the borrower stating they are the sole owner. No documentation in the file to verify ownership, no current evidence the (entity) is active, and no copy of the EIN from the (agency) for this entity.	Verified reserves - 6 months reserves required, borrower/(entity)is receiving 28.24 months reserves in cash out proceeds.; Established credit history - Credit history dates back to (year) with no reported lates.;	03/19/2025 Business shows active	03/21/2025 Investor Acknowledged Exception, Based on the filing the borrower is the only person associated with (entity) and we have recent documentation showing the business as active.
03/20/2025 Recd post-consummation dated Franchise Tax Account Status, (entity) SOS Registration Status is Active.
															--Finding remains. Missing EIN and Operating Agreement, (entity)	Funded	C	B	C	B	C	B	C	B	C	B
xxx	304679222	###	1101925	03/26/2025	Property	Missing Third Party Appraisal Review	APPR 0046	3	1	Closed	Missing secondary valuation to support the original appraisal value of (###,###). No SSR or CDA provided in file.	04/08/2025	Verified housing payment history - Credit report reflects 6 open mortgages satisfactorily rated for 21, 48, 15, 17, 17, and 48 months.; Verified credit history - Middle Credit Score 759 > 680 Min Required.;	04/04/2025 AVM	04/07/2025 AVM with FSD 0.04 and value of $### provided / Confidence Score 96% accepted. Finding cleared. 04/07/2025 Escalated to investor for review.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304679222	###	1101949	03/26/2025	Credit	Guideline Exception(s)	GIDE 0001	3	2	Acknowledged	Per appraiser, subject was listed from sale (listing#) for (###,###) on (date). Missing evidence that the listing has been cancelled.

Per Guidelines -
If the property is currently listed for sale then it must be removed from the MLS (documented) prior to closing.
													Verified housing payment history - Credit report reflects 6 open mortgages satisfactorily rated for 21, 48, 15, 17, 17, and 48 months.; Verified credit history - Middle Credit Score 759 > 680 Min Required.;	04/08/2025 See attached	04/08/2025 Attached search reflects the property listing was removed (date) prior to closing on (date), however the property was relisted (date). Per guidelines, Any refinance of a property listed for sale in the last 12 months will be subject to minimum prepayment penalty of 3 years. Subject transaction closed without a prepayment penalty.	Funded	C	B	C	B	C	B	C	B	C	B
xxx	304632947	###	1102051	03/27/2025	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	3	1	Closed	Missing insurers replacement cost estimate to verify dwelling coverage of (###,###) is sufficient. Evidence of insurance does not reflect replacement cost endorsement. Dwelling coverage (###,###) < (###,###) (80% Cost New (###,###) from Appraiser).	04/10/2025	Verified credit history - Middle Credit Score 782 > 660 Min Required.; Verified housing payment history - Credit report reflects 9 open mortgages satisfactorily rated for 33, 33, 30, 30, 30, 33, 30, 30 and 33 months. ; Low LTV/CLTV/HCLTV - 65.5% LTV < 75% Max Allowed.;	04/10/2025 see attached 04/09/2025 see attached	04/10/2025 Finding is cleared with the attached email from insurer confirming the annual premium increased $###/yr. DSCR remains > 1.
04/09/2025 Recd email from insurer confirming dwelling coverage was increased to (###,###) to cover the insurers estimated replacement cost estimate of (###,###).
															--Missing verification from insurer as to whether the policy change resulted in a change to the premium. Final DSCR calc is pending verification of the premium.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304632947	###	1102092	03/27/2025	Credit	Guideline Exception(s)	GIDE 0001	3	2	Acknowledged	Missing investor acknowledgment of the lender granted exception to guidelines. The lender granted an exception for borrower not owning a primary residence based on compensating factors of LTV 5% or more lower than the max allowed and DSCR > 1.		Verified credit history - Middle Credit Score 782 > 660 Min Required.; Verified housing payment history - Credit report reflects 9 open mortgages satisfactorily rated for 33, 33, 30, 30, 30, 33, 30, 30 and 33 months. ; Low LTV/CLTV/HCLTV - 65.5% LTV < 75% Max Allowed.;		04/07/2025 EV2/B Investor Acknowledged Exception	Funded	C	B	C	B	C	B	C	B	C	B
xxx	304632947	###	1102093	03/27/2025	Compliance	File Documentation is Incomplete	COMP 0047	3	1	Closed	Missing LLC EIN verification.

Guidelines require the following documents to be provided:

The following LLC documentation must be provided:
- Articles of Incorporation
- Operating Agreement
- Tax Identification Number
- Certificate of Good Standing
											- A personal guaranty is required as well	04/03/2025	Verified credit history - Middle Credit Score 782 > 660 Min Required.; Verified housing payment history - Credit report reflects 9 open mortgages satisfactorily rated for 33, 33, 30, 30, 30, 33, 30, 30 and 33 months. ; Low LTV/CLTV/HCLTV - 65.5% LTV < 75% Max Allowed.;	04/03/2025 see attached 03/28/2025 (entity) DOCS	04/03/2025 04/03/2025 - Adequate (entity) identifying documents provided. Finding cleared. 03/28/2025 Finding remains. Missing verification of the entity Tax Identification Number.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304679220	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
xxx	304683445	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
xxx	304680908	###	1104154	04/09/2025	Credit	Missing Hazard Insurance Proof of Premium	HAZ 0001	3	1	Closed	Missing evidence policy (#) with annual premium of (#,###) was paid in full. Invoice was for (###.##), which was paid at closing.	04/30/2025	Verified credit history - Middle Credit Score 733 > 700.; Verified housing payment history - Credit report reflects 6 open mortgages satisfactorily rated 35, 3, 3, 3, 3 and 3 months;	04/29/2025 Borrower obtained new insurance - deductible is met - Annual policy paid in full by borrower and attached.	04/30/2025 Recd new insurance policy, premium reflects paid.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304680908	###	1104155	04/09/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Subject insurance policy Wind/Hail deductible of (##,###) > 5% Policy (###,###)

Per Guidelines -
The maximum allowable deductible for any insurance (Hazard, Flood, Wind, Condo, etc.) covering a property loan is 5% of the policy amount.

												04/30/2025	Verified credit history - Middle Credit Score 733 > 700.; Verified housing payment history - Credit report reflects 6 open mortgages satisfactorily rated 35, 3, 3, 3, 3 and 3 months;	04/29/2025 Borrower obtained new insurance - deductible is met - Annual policy paid in full by borrower and attached.	04/30/2025 Recd new insurance policy, deductibles for each peril < 5%.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304680908	###	1104169	04/09/2025	Credit	LTV Exceeds Max Allowed	CRED 0010	3	2	Acknowledged	80% LTV > 75% Max Allowed Cash Out Refinance. The transaction does not meet limited cash out refinance definition. Loan proceeds were used to payoff two existing loans and borrower received (#,###.##) > $2,000 cash in hand at closing .

Per guidelines, Limited Cash-Out Refinance - (seller) will treat any refinance as a Limited Cash-Out Refinance that meets the following definition:

The transaction is being used to pay off only an existing first mortgage loan (including an existing HELOC in first lien position) secured by the subject property and the borrower is receiving cash back in an amount that is not more than the lesser of 2% of the new refinance loan amount or $2,000.

Verified credit history - Middle Credit Score 733 > 700.; Verified housing payment history - Credit report reflects 6 open mortgages satisfactorily rated 35, 3, 3, 3, 3 and 3 months;	04/10/2025 (#k) received at closing - final SS attached	05/01/2025 EV2/B Investor Acknowledged Exception.
04/10/2025 Recd settlement statement dated (date), cash to borrower (#K) with principal reduction of (#,###.##). Subject is located in a wet funding state and the attached settlement statement is not signed. Settlement statement signed at closing does not reflect the principal reduction. Missing transaction history to evidence principal reduction was completed.

															Two loans paid at closing is not permitted on a limited cash out refinance. Missing investor approval for 80% LTV > 75% Max Allowed Cash Out Refinance.	Funded	C	B	C	B	C	B	C	B	C	B
xxx	304680908	###	1104491	04/10/2025	Credit	Credit Documentation is Insufficient	CRED 0093	3	1	Closed	Missing VOM on subject property: (entity).	04/28/2025	Verified credit history - Middle Credit Score 733 > 700.; Verified housing payment history - Credit report reflects 6 open mortgages satisfactorily rated 35, 3, 3, 3, 3 and 3 months;	04/25/2025 Attached.	04/28/2025 VOM for commercial liens for (entities) provided. Finding cleared.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304681675	###			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
xxx	304686392	###	1104749	04/11/2025	Credit	DSCR Calculation Discrepancy	DSCR 0001	3	2	Acknowledged	Review DSCR 0.99 < 1.0 Min Required. Qualifying DSCR calculation was not provided in file.		Verified credit history - Middle Credit Score 774 > 700 Min Required. ; Verified credit history - Credit report reflects two open mortgages satisfactorily rated 33 and 48 months.;		05/07/2025 05/07/2025 - Investor acknowledged exception. Finding updated to EV2/B.	Funded	C	B	C	B	C	B	C	B	C	B
xxx	304686392	###	1104751	04/11/2025	Property	Missing Third Party Appraisal Review	APPR 0046	3	1	Closed	Missing valuation tool to support the original appraisal value of (###,###). No SSR in file.	04/17/2025	Verified credit history - Middle Credit Score 774 > 700 Min Required. ; Verified credit history - Credit report reflects two open mortgages satisfactorily rated 33 and 48 months.;	04/17/2025 AVM	04/17/2025 AVM escalated to investor for review.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304686393	###	1105017	04/14/2025	Credit	Final 1003 Application is Incomplete	APP 0002	3	1	Closed	Missing final guarantor app,(name). Only guarantor application provided is for (name).	04/24/2025	Verified housing payment history - B2 Credit report reflects 3 open mortgages satisfactorily rated 44, 9, and 86 months.; Verified credit history - 802/744 Middle Credit Scores > 700 Min Required.;	04/24/2025 Attached.	04/24/2025 Recd guarantor app, (name).	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304686393	###	1105120	04/15/2025	Credit	Missing Sufficient Evidence of Insurance	INS 0001	3	1	Closed	EOI does not reflect a minimum of 6-months rent loss coverage.
											--Per guidelines, Rent Loss Coverage is required on all Single Property Rental loans. The amount of coverage must be at least the lesser of six months rent or 10% of the loan amount. The amount used in the 6-month calculation will be determined by the insurer	04/24/2025	Verified housing payment history - B2 Credit report reflects 3 open mortgages satisfactorily rated 44, 9, and 86 months.; Verified credit history - 802/744 Middle Credit Scores > 700 Min Required.;	04/24/2025 Insurance showing Rent Loss attached.	04/24/2025 Recd EOI evidencing (##,###) rent loss coverage.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304693601	###	1107751	05/01/2025	Credit	Missing Hazard Insurance Proof of Premium	HAZ 0001	3	1	Closed	Missing evidence that policy premium of (##,###) has been paid. Premium not reflected on HUD.	05/05/2025	Verified housing payment history - 61 months of mortgage history paid 0x30, verified per credit report. ; Verified reserves - 3 months of subject PITI reserves required. Verified reserves of 23 months of subject PITI from proceeds.;	05/02/2025 Proof paid prior to closing attached.	05/05/2025 Recd paid receipt.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304696990	###	1107725	05/01/2025	Credit	Missing Sufficient Evidence of Insurance	INS 0001	3	1	Closed	Missing insurers replacement cost estimate or evidence of replacement cost coverage. (seller) requires the Hazzard coverage minimum to be 100% replacement cost, guaranteed
											replacement cost or extended replacement cost coverage, which must be clearly identified on the EOI.	05/12/2025	Verified credit history - Middle Credit Score 780 > 700 Min Required.; Verified housing payment history - Credit report reflects one open mortgage and one HELOC both satisfactorily rated 48 months.; Low LTV/CLTV/HCLTV - 58.82% LTV < 65% Max Allowed.;	05/09/2025 Insurance agent confirming RCE attached.	05/12/2025 Recd insurers RCE (###,###).	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304696990	###	1107763	05/01/2025	Compliance	File Documentation is Incomplete	COMP 0047	3	2	Acknowledged	Borrowing entity, (entity), is owned by the (trust). Missing investor acknowledgement of the trust acting as guarantor.		Verified credit history - Middle Credit Score 780 > 700 Min Required.; Verified housing payment history - Credit report reflects one open mortgage and one HELOC both satisfactorily rated 48 months.; Low LTV/CLTV/HCLTV - 58.82% LTV < 65% Max Allowed.;		05/12/2025 EV2/B Investor Acknowledged Exception	Funded	C	B	C	B	C	B	C	B	C	B
xxx	304696990	###	1107773	05/01/2025	Credit	Property Type is prohibited	PROP 0002	3	1	Closed	Subject is an ### unit apartment building. Multi-Family Properties are ineligible. Additionally guidelines reflect a unit maximum of ### units. Missing investor acknowledgement for the exception to guidelines.	05/12/2025	Verified credit history - Middle Credit Score 780 > 700 Min Required.; Verified housing payment history - Credit report reflects one open mortgage and one HELOC both satisfactorily rated 48 months.; Low LTV/CLTV/HCLTV - 58.82% LTV < 65% Max Allowed.;	05/09/2025 Per our secondary lead, 'This is a separate product, guidelines attached. "	05/12/2025 Recd investor confirmation to use multi-family guidelines presented. 05/12/2025 Message sent to investor to confirm guideline presented is approved.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304699186	###	1108316	05/05/2025	Credit	Credit Report is greater than 120 days old.	CRED 0129	3	2	Acknowledged	Credit report dated (date) > 120 days at closing (date) --Per guidelines, Credit reports remain eligible for 120 days from the date the credit report was pulled.		Verified credit history - Middle Credit Score 750 > 680 Min Required.; Verified housing payment history - Credit report reflects 2 open mortgages satisfactorily rated 6 and 13 months.; Verified reserves - 29+ Months Verified PITI Reserves > 3 Months Required.;	05/06/2025 Attached.	05/07/2025 Recd post-consummation dated CBR. Waiting for investor acceptance.	Funded	C	B	C	B	C	B	C	B	C	B
xxx	304697030	###	1109804	05/13/2025	Compliance	Missing Prepayment Penalty	PPP 0001	3	1	Closed	Request confirmation. The note has a prepayment addendum attached to it and the DOT includes a prepayment rider, but the terms of the prepayment penalty are not included in either. The rate lock reflects no prepayment penalty, the 1003 reflects there is a prepayment penalty.	05/14/2025	Verified reserves - 6 months reserves required, 164.81 months reserves verified.; Verified credit history - FICO 794, minimum required 660.;	05/14/2025 There is no PrePayment Penalty on this loan.	05/14/2025 Lender confirms no prepayment penalty, which is supported by docs in file.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304697030	###	1109810	05/13/2025	Credit	Missing Payoff/Demand Statement	DMND 0003	3	1	Closed	Missing payoff statements to (entity) (#,###.##) and (name) (##,###.##) as listed on the settlement statement. Title report only includes a mortgage with (entity) and the only VOM related to the subject property is from (entity).	05/14/2025	Verified reserves - 6 months reserves required, 164.81 months reserves verified.; Verified credit history - FICO 794, minimum required 660.;	05/14/2025 Payoff Statement	05/14/2025 Recd payoff.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304708797	###	1110476	05/15/2025	Compliance	File Documentation is Incomplete	COMP 0047	3	1	Closed	Missing complete signed copy of the Entity Certificate, (entity). Only pg 1 provided in file.	05/16/2025	Verified credit history - Middle Credit Score 711 > 700 Min Required (75% Max - Vacant Property Reduction 5%).; Verified housing payment history - Credit report reflects 2 open mortgages satisfactorily rated 33 and 48 months.;	05/16/2025 Attached.	05/16/2025 Recd complete signed copy of the entity certificate.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304708797	###	1110479	05/15/2025	Property	Missing Estimated Replacement Cost New for Property	APPR 0022	3	1	Closed	Missing insurers replacement cost calculator. Policy does not reflect replacement coverage and dwelling coverage (###,###) < Note Amount. Cost New was not provided by appraiser.	05/16/2025	Verified credit history - Middle Credit Score 711 > 700 Min Required (75% Max - Vacant Property Reduction 5%).; Verified housing payment history - Credit report reflects 2 open mortgages satisfactorily rated 33 and 48 months.;	05/16/2025 Attached.	05/16/2025 Email from insurer received. For all policies, Property coverage provided is the cost to rebuild determined by using third party data. We insure everything to 100% insurance to value and provide a replacement cost valuation. We don't provide coverage for the land or market value.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304709856	###	1110707	05/16/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing documented policy premium for secondary policy with liability coverage, (insurer, policy#). Final DSCR calc is pending verification of the liability.	05/22/2025	Verified credit history - Middle Credit Score 744 > 680 Min Required.; Verified housing payment history - Credit report reflects open mortgages satisfactorily rated 37, 30, 22, and 48 months.; Low LTV/CLTV/HCLTV - 57.92% LTV < 70% Max Allowed (75% - 5% Reduction Vacant); Verified reserves - 60+ Months Verified Reserves > 3 Months Required.;	05/22/2025 Annual liability is (###.##). DSCR is still within policy at 1.213 including the premium for the liability policy.	05/22/2025 Finding is cleared with the attached binder documenting the premium for the secondary policy. DSCR > 1.00.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304708799	###	1110751	05/16/2025	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	3	1	Closed	Mortgage is missing pg 7 of 25.	05/20/2025	Verified credit history - Middle Credit Score 739 > 680 Min Required.; Verified housing payment history - Credit report reflects 2 open mortgages satisfactorily rated 65 and 40 months.;	05/20/2025 Recorded attached.	05/20/2025 Recd recorded copy of Mortgage containing all pages.	Funded	C	A	C	A	C	A	C	A	C	A
xxx	304708799	###	1110761	05/16/2025	Property	Non-Warrantable Condominium	COND 0011	3	2	Acknowledged	Missing investor acknowledgement of the non-warrantable condominium project. Per property management, Please be advised that all of the associations that are managed by (property management company) are not currently approved for (agnecy) loans as they do not meet the stringent criteria for these types of loans.

--Per guidelines, Non-Warrantable Condos are Ineligible.	Verified credit history - Middle Credit Score 739 > 680 Min Required.; Verified housing payment history - Credit report reflects 2 open mortgages satisfactorily rated 65 and 40 months.;	05/22/2025 EV2/B Investor Acknowledged Exception, Based on the Condo Questionnaire that is located on Page #710, as well as the explanation below:

I spoke to the ### and ### manager on this; it was deemed warrantable by the guideline definitions published due to the fact that the only restriction was rental restriction during the first 2 years of ownership … borrower acquired the property in (year).

															I’ve posted the published guidelines (last couple of pages of the attached) but the letter was moreso included because it was part of the questionnaire and response – I’m fairly certain our published guidelines regarding warrantable condos has been published and approved with (investor)but if you have any questions or if there is a salability concern please let us know and we’ll notify secondary and get the loan moving.	Funded	C	B	C	B	C	B	C	B	C	B